UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury LLC

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Treasury Fund and Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


WCMA Treasury Fund

Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                                              Beneficial
                                                Interest    Mutual Funds                                                 Value
                                           $     413,706    Master Treasury LLC                                     $     457,258

                                                            Total Investments (Cost - $457,258) - 100.0%                  457,258
                                                            Liabilities in Excess of Other Assets - (0.0%)                   (82)
                                                                                                                    -------------
                                                            Net Assets - 100.0%                                     $     457,176
                                                                                                                    =============



Master Treasury LLC

Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                                                        Face                  Interest               Maturity
Issue                                                  Amount                   Rate                   Date              Value
U.S. Government Obligations* - 99.5%

U.S. Treasury Bills                                 $   265,234               4.65 - 4.897 %         7/05/2007      $     265,024
                                                         96,994              4.845 - 4.847           7/12/2007             96,824
                                                        142,594               4.037 - 4.90           7/19/2007            142,240
                                                        100,000               4.465 - 4.48           7/26/2007             99,665
                                                         15,000                       4.80           8/02/2007             14,932
                                                         57,585               4.76 - 4.905           8/23/2007             57,161
                                                         25,300                      4.801          11/23/2007             24,804
                                                         47,000                      4.805          12/06/2007             45,996
                                                         55,000                       4.76          12/13/2007             53,786

U.S. Treasury Notes                                      25,000                      3.875           7/31/2007             24,975
                                                         15,000                       2.75           8/15/2007             14,956
                                                         36,125                       3.25           8/15/2007             36,041
                                                         30,000                      6.125           8/15/2007             30,040

Total Investments (Cost - $906,444**) - 99.5%                                                                             906,444
Other Assets Less Liabilities - 0.5%                                                                                        4,152
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $     910,596
                                                                                                                    =============

 * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase. U.S. Treasury
   Notes bear interest at the rates shown, payable at fixed dates until maturity.

** Cost for federal income tax purposes.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury LLC


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury LLC


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury LLC


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Treasury Fund and Master Treasury LLC


Date: August 20, 2007